DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

3.DISPOSAL OF SUBSIDIARIES

Disposal of Subsidiaries in the year ended December 31, 2023

On February 2, 2023, the Group entered into a share transfer agreement with Kairui Consulting Hong Kong Limited (“Karui”), pursuant to which the Group transferred 100% equity interest in Zhejiang Taohaoche at consideration of $2,700,000. In addition, the Group, Karui and Scytech Limited (“Sytech”) entered into a settlement agreement, pursuant to which Kairui would pay $2,700,000 to Scytech Limited to settle the Group’s liabilities due to Scytech. For the year ended December 31, 2023, Kairui made cash consideration to Scytech and the Group settled its liabilities to Scytech. Upon disposal, Zhejiang Taohaoche’s net assets and gain on disposal of Zhejiang Taohaoche was comprised of the following:

As of February 2, 2023
Consideration	$2,700

Cash	$2,662
Accrued expenses and other current liabilities	(61)
Foreign exchange adjustment	34
Net assets	$2,635

Gain on disposal of Zhejiang Taohaoche	$65

The transfer of share equity interest in Zhejiang Taohaoche did not constitute a strategic shift of the Group’s operations and did not have major effects on the Group’s operations and financial results; therefore, the transactions do not meet the discontinued operations criteria.

In June 2023, the Group disposed of KAG, a Cayman holding company, to a third party. Upon disposal, KAG was a holding company and had net asset deficit of $4,158. Pursuant to the disposal agreement with third party, the Company would make payments, in the amount of net asset deficit of KAG, to the third party in the event that the net assets of KAG was below zero. Accordingly, The Group did not recognize disposal gain or loss from disposal of KAG. In May 2024, the Group issued 12,800 Series G convertible preferred shares to the third party, at fair value of $1,996, to partially settled the payments.

As of December 31, 2025 and 2024, the Company had outstanding balance of $2,162 and $2,162, respectively, due to the third party, and recorded the balance in accrued expenses and other current liabilities.

3.DISPOSAL OF SUBSIDIARIES (CONTINUED)

Disposal of Subsidiaries in the year ended December 31, 2024

During the year ended December 31, 2024, the Group entered into certain share transfer agreements with third parties, pursuant to which the Group fully transferred equity interest in Kaixin Manman, Wuhan Jieying, Chongqing Jieying and Morning Star. Due to the net asset deficit on disposal dates, the consideration for the equity transfer were nil, except for disposal of Kaixin Manman from which the Group collected proceeds of $16. In addition, the Group also dissolved Kaixin Daman in July 2024 due to minimal operations.

The following table summarizes the carrying amounts of the major classes of assets and liabilities of the disposed subsidiaries as of disposal dates.

As of disposal dates
Consideration	$16
Non-controlling interest	$3,330
Additional paid-in capital	$12,187

Cash	$24
Prepayment for vehicle purchase and other current assets, net	39
Due from related parties	1,415
Goodwill	38,201
Accounts payable	(92)
Income tax payable	(684)
Due to related parties	(802)
Accrued expenses and other current liabilities	(675)
Foreign exchange adjustment	1,006
Net assets	$38,432

Loss on disposal of subsidiaries	$22,899

In August 2025, the buyer of Wuxi Morning discussed with the Group to compensation the negative net assets of Wuxi Morning Star. The board of directors of the Company resolved on August 6, 2025 that the Company shall issue 10,000 Series I Convertible Preferred Shares to the buyer. The fair value of the 10,000 Series I Convertible Preferred Shares was by reference to the closing market price prevailing on August 6, 2025 and the Group recorded loss on disposal of subsidiaries of $7,800 for the year ended December 31, 2025.

On December 5, 2024, the Company transferred 66.702% equity interest in Anhui Kaixin to a third party at no considerations. Upon the transfer of equity interest, the Company owned 33.298% equity interest in Anhui Kaixin and exercised significant influence over the equity investee.

The following table summarizes the carrying amounts of the major classes of assets and liabilities of Anhui Kaixin on December 5, 2024.

As of
December 5, 2024
Cash	$0
Prepayment for vehicle purchase and other current assets, net	54
Inventories	34
Due from related parties	33
Property and equipment	17
Net assets	$138

Loss on disposal of subsidiaries	$138

3.DISPOSAL OF SUBSIDIARIES (CONTINUED)

Disposal of Subsidiaries in the year ended December 31, 2024 (cont.)

The Group derecognized the net assets of Anhui Kaixin and recorded as loss from disposal of subsidiaries. In the same time, the Company recorded long-term investments of its 33.298% equity interest in Anhui Kaixin at fair value on December 5, 2024 (Note 6).

Disposal of Subsidiaries in the year ended December 31, 2025

During the year ended December 31, 2025, the Group entered into a share transfer agreements with Anhui Kaixin, pursuant to which the Group fully transferred equity interest in Kaixin Jingtao. Due to the net asset deficit on disposal date, the consideration for the equity transfer were nil. On disposal date, Kaixin Jingtao had nil net assets and the Group did not recognize gain or loss from disposal of Kaixin Jingtao.

During the year ended December 31, 2025, the Group also dissolved three subsidiaries, namely Kaixin Zhihui, Kaixin Changxing and Kaixin Wuxian due to minimal operations. Prior to the dissolution of the three subsidiaries, the Group has transferred assets or assume liabilities of these dissolved entities to in account of other subsidiaries. No gain or loss were recognized upon dissolution.